Nature of Business and Organization (Details)																								1 Months Ended		6 Months Ended
	May 20, 2024 USD ($)	May 20, 2024 CNY (¥)	Apr. 06, 2023 USD ($)	Apr. 06, 2023 CNY (¥)	Jan. 01, 2023 USD ($)	Jan. 01, 2023 CNY (¥)	Dec. 09, 2022 shares	Jul. 01, 2022 USD ($)	Jul. 01, 2022 CNY (¥)	May 25, 2022 USD ($)	May 25, 2022 CNY (¥)	May 25, 2022 HKD ($)	Dec. 07, 2021 USD ($)	Dec. 07, 2021 CNY (¥)	Nov. 19, 2021 USD ($)	Nov. 19, 2021 CNY (¥)	Oct. 01, 2021 USD ($)	Oct. 01, 2021 CNY (¥)	Oct. 01, 2021 HKD ($)	Jul. 01, 2021 USD ($)	Jul. 01, 2021 CNY (¥)	Dec. 24, 2020 USD ($)	Dec. 24, 2020 CNY (¥)	Sep. 23, 2022 USD ($)	Sep. 23, 2022 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Apr. 16, 2026	Nov. 30, 2024	Feb. 28, 2024	Jun. 27, 2023	May 17, 2023	Dec. 23, 2022	Nov. 01, 2022 USD ($)	Nov. 01, 2022 CNY (¥)	Apr. 01, 2022	Jul. 19, 2021	Apr. 15, 2021	Mar. 04, 2021 USD ($)	Mar. 04, 2021 CNY (¥)	Dec. 18, 2020	Nov. 30, 2020	Sep. 28, 2020	Aug. 21, 2020	Jun. 01, 2020
Nature of Business and Organization [Line Items]
Entity Incorporation, Date of Incorporation																										Aug. 16, 2018	Aug. 16, 2018
Consideration amount										$ 391,186	¥ 3,594,155	$ 3,050,000										$ 0.2	¥ 1
Equity transfer percentage										30.00%	30.00%	30.00%
Advertising services															$ 0.3	¥ 2
Equipment development and sales													$ 0.3	¥ 2												$ 2,810,937	¥ 19,145,011	¥ 33,470,081
Share capital | ¥						¥ 0			¥ 0.1
Loss amount					$ 200,000	¥ 1,100,000
Transfer amount			$ 2,526,259	¥ 17,801,786
Term of agreement																										10 years	10 years
Lucky Monkey Holding Limited [Member]
Nature of Business and Organization [Line Items]
Consideration amount																	$ 6,400	¥ 60,321	$ 50,000
Subsidiaries [Member]
Nature of Business and Organization [Line Items]
Consideration amount																																			$ 0.1	¥ 1
Pengcheng Keyi [Member]
Nature of Business and Organization [Line Items]
Share capital								$ 0.01	¥ 1
Guangzhou Bimai Network Technology Co., Ltd. (“Bimai”) [Member]
Nature of Business and Organization [Line Items]
Aggregate purchase price																								$ 0.3	¥ 2
TJ Zhongzheng [Member]
Nature of Business and Organization [Line Items]
Register capital																																								$ 30,000,000	¥ 195,700,000
Shanghai Guoyu Information Technologies Co., Ltd [Member]
Nature of Business and Organization [Line Items]
Acquired equity interests percentage																				100.00%	100.00%
Aggregate purchase price																				$ 3,000,000	¥ 20,000,000
Shenzhen Yiyou Online Technology Co., Ltd [Member]
Nature of Business and Organization [Line Items]
Acquired equity interests percentage	100.00%	100.00%
Business Combination, Consideration Transferred, Equity Interest	$ 1.4	¥ 10
Ms. Yao Zhaohua [Member]
Nature of Business and Organization [Line Items]
Consideration amount																						$ 0.2	¥ 1
Venus Acquisition Corporation [Member]
Nature of Business and Organization [Line Items]
Ordinary shares (in Shares) | shares							39,603,961
Exclusive Share Purchase Option Agreement [Member] | Beijing WiMi [Member]
Nature of Business and Organization [Line Items]
Term of agreement																										10 years	10 years
Ms. Sun Yadong [Member]
Nature of Business and Organization [Line Items]
Equity interest percentage																																										0.10%
ICinit Limited [Member]
Nature of Business and Organization [Line Items]
Equity interest percentage																																														51.00%
ICinit [Member]
Nature of Business and Organization [Line Items]
Equity interest percentage										19.00%	19.00%	19.00%					2.00%	2.00%	2.00%
Shenzhen Yitian Internet Technology Co., Ltd. (“Shenzhen Yitian”) [Member]
Nature of Business and Organization [Line Items]
Equity interest percentage																						1.00%	1.00%
Pengcheng Keyi [Member]
Nature of Business and Organization [Line Items]
Equity interest percentage								1.00%	1.00%
Shanghai Guoyu [Member]
Nature of Business and Organization [Line Items]
Equity interest percentage																																	1.00%
Shanghai Guoyu to Shenzhen Weiyixin [Member] | Weidong [Member]
Nature of Business and Organization [Line Items]
Equity transfer percentage																													99.00%
Shenzhen Weiyixi [Member]
Nature of Business and Organization [Line Items]
Equity interest percentage																													1.00%
Shenzhen Kuxuanyou Technology Co., Ltd. [Member]
Nature of Business and Organization [Line Items]
Ownership percentage																																			100.00%	100.00%
Consideration amount																																			$ 0.1	¥ 1
Fe-da Electronics Company Private Limited (“Fe-da Electronics”) [Member]
Nature of Business and Organization [Line Items]
Ownership percentage																																												100.00%
Shenzhen Yitian [Member]
Nature of Business and Organization [Line Items]
Ownership percentage																																					100.00%
Shanghai Guoyu [Member]
Nature of Business and Organization [Line Items]
Ownership percentage																													100.00%									100.00%
Viwo Technology Inc.[Member]
Nature of Business and Organization [Line Items]
Ownership percentage								99.00%	99.00%
Viwotong Tech [Member]
Nature of Business and Organization [Line Items]
Ownership percentage					100.00%	100.00%																		100.00%	100.00%									100.00%
Viwotong Tech [Member] | Guangzhou Tapuyu Internet Technology Co., Ltd [Member]
Nature of Business and Organization [Line Items]
Acquired equity interests percentage																																						100.00%
Fe-da Electronics Co., Ltd [Member]
Nature of Business and Organization [Line Items]
Ownership percentage			100.00%	100.00%
Beijing Viwotong [Member]
Nature of Business and Organization [Line Items]
Ownership percentage																															100.00%
BJ Weiyun [Member]
Nature of Business and Organization [Line Items]
Ownership percentage																														100.00%
Shenzhen Weiyixin [Member]
Nature of Business and Organization [Line Items]
Ownership percentage																																											58.00%
Sun Yadong [Member]
Nature of Business and Organization [Line Items]
Ownership percentage																																										99.90%
VIDA Semicon Co., Limited (“VIDA”) [Member]
Nature of Business and Organization [Line Items]
Ownership percentage																																													53.00%
Viru Technology Limited (“Viru”) [Member]
Nature of Business and Organization [Line Items]
Ownership percentage																																							55.00%
VIWO AI Technology Inc. (“VIWO Cayman”) [Member]
Nature of Business and Organization [Line Items]
Ownership percentage																																55.00%
Beijing WiMi [Member]
Nature of Business and Organization [Line Items]
Ownership percentage																						99.00%	99.00%																			17.90%
Beijing WiMi [Member] | Ms. Yao Zhaohua [Member]
Nature of Business and Organization [Line Items]
Equity interest percentage																																										17.90%